Acquisition - Additional Information (Detail) (Penson Futures [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended
	Jun. 01, 2012	Dec. 31, 2012
Penson Futures [Member]
Business Acquisition [Line Items]
Business acquisition, effective date of acquisition	Jun. 01, 2012
Business acquisition, cash paid	$ 5,000	$ 5,000
Potential value earn-out based on future performance	3,700	3,700
Revised potential value earn-out		3,500
Gain from earn-out		200
Goodwill and intangible assets		$ 5,900